Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of iShares Currency Hedged MSCI Australia ETF, iShares
Currency Hedged MSCI Canada ETF,
iShares Currency Hedged MSCI Eurozone ETF, iShares
Currency Hedged MSCI Germany ETF,
iShares Currency Hedged MSCI Italy ETF, iShares
Currency Hedged MSCI Japan ETF,
iShares Currency Hedged MSCI Mexico ETF, iShares
Currency Hedged MSCI South Korea ETF,
iShares Currency Hedged MSCI Spain ETF, iShares
Currency Hedged MSCI Switzerland ETF,
iShares Currency Hedged MSCI United Kingdom ETF, iShares ESG MSCI EAFE ETF, iShares ESG MSCI USA ETF, iShares ESG MSCI USA
Leaders ETF,
iShares ESG MSCI USA Small-Cap ETF, iShares MSCI
Argentina and Global Exposure ETF,
iShares MSCI Brazil Small-Cap ETF, iShares MSCI China
ETF,
iShares MSCI China Small-Cap ETF, iShares MSCI
Denmark ETF, iShares MSCI Finland ETF,
iShares MSCI Germany Small-Cap ETF, iShares MSCI
Global Impact ETF,
iShares MSCI India ETF, iShares MSCI India Small-Cap
ETF, iShares MSCI Indonesia ETF,
iShares MSCI Ireland ETF, iShares MSCI Japan Equal
Weighted ETF, iShares MSCI Japan Value ETF, iShares MSCI New Zealand ETF, iShares MSCI Norway
ETF, iShares MSCI Peru ETF,
iShares MSCI Philippines ETF, iShares MSCI Poland
ETF, iShares MSCI Qatar ETF,
iShares MSCI Saudi Arabia ETF, iShares MSCI UAE ETF, iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A, (hereafter referred to as the "Funds") as of and for the periods ended August 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 22, 2019























Appendix A

iShares Trust

iShares Currency Hedged MSCI Australia ETF iShares Currency Hedged MSCI Canada ETF iShares Currency Hedged MSCI Eurozone ETF iShares Currency Hedged MSCI Germany ETF iShares Currency Hedged MSCI Italy ETF iShares Currency Hedged MSCI Japan ETF iShares Currency Hedged MSCI Mexico ETF iShares Currency Hedged MSCI South Korea ETF iShares Currency Hedged MSCI Spain ETF iShares Currency Hedged MSCI Switzerland ETF iShares Currency Hedged MSCI United Kingdom ETF iShares ESG MSCI EAFE ETF iShares ESG MSCI USA ETF iShares ESG MSCI USA Leaders ETF** iShares ESG MSCI USA Small-Cap ETF iShares MSCI Argentina and Global Exposure ETF iShares MSCI Brazil Small-Cap ETF iShares MSCI China ETF iShares MSCI China Small-Cap ETF iShares MSCI Denmark ETF iShares MSCI Finland ETF iShares MSCI Germany Small-Cap ETF iShares MSCI Global Impact ETF iShares MSCI India ETF iShares MSCI India Small-Cap ETF iShares MSCI Indonesia ETF iShares MSCI Ireland ETF iShares MSCI Japan Equal Weighted ETF * iShares MSCI Japan Value ETF * iShares MSCI New Zealand ETF iShares MSCI Norway ETF iShares MSCI Peru ETF iShares MSCI Philippines ETF iShares MSCI Poland ETF iShares MSCI Qatar ETF iShares MSCI Saudi Arabia ETF iShares MSCI UAE ETF iShares MSCI United Kingdom ETF iShares MSCI United Kingdom Small-Cap ETF

* March 5, 2019 (commencement of operations) through
August 31, 2019
** May 7, 2019 (commencement of operations) through
August 31, 2019




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